Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 99,818
Balance at end of period	$ 102,592		$ 102,592
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	158.8	198.0	158.0	226.0
Balance at beginning of period	$ 4,800	$ 4,950	$ 3,950	$ 5,650
Number of shares issued	0.8		1.6
Issue of equity	$ 800		$ 1,650
Redemption of shares, Number of shares				(28.0)
Redemption of shares, amount				$ (700)
Ending balance, Number of shares	159.6	198.0	159.6	198.0
Balance at end of period	$ 5,600	$ 4,950	$ 5,600	$ 4,950
Issued capital [member] | Other equity securities [member] | Limited Recourse Capital Notes [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1.8		1.8
Balance at beginning of period	$ 1,750		$ 1,750
Issue of limited recourse capital notes, Number of shares		1.8		1.8
Issue of limited recourse capital notes		$ 1,750		$ 1,750
Ending balance, Number of shares	1.8	1.8	1.8	1.8
Balance at end of period	$ 1,750	$ 1,750	$ 1,750	$ 1,750
Issued capital [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 6,550	$ 4,950	$ 5,700	5,650
Redemption of shares, amount				$ (700)
Ending balance, Number of shares	161.4	199.8	161.4	199.8
Balance at end of period	$ 7,350	$ 6,700	$ 7,350	$ 6,700